Income Taxes (Deferred Income Taxes Liability) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Income Taxes [Abstract]
Deferred Tax Assets, Property, Plant and Equipment	$ 786	$ 995
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits	109	113
Deferred Tax Assets, Tax Deferred Expense, Reserves and Accruals	61	65
Deferred Income Tax Assets, Non-capital and net capital losses carried forward	429	119
Deferred Income Tax Assets, Alternative minimum tax and foreign tax credits	199	122
Valuation Allowance	(6)
Deferred Tax Assets, Other	95	61
Deferred Income Tax Liabilities , Property, plant and equipment	(407)
Deferred Income Tax Liabilities , Risk management	(63)	(176)
Deferred Income Tax Liabilities , Unrealized foreign exchange gains	(120)	(205)
Deferred Income Tax Liabilities , Other	(29)	(14)
Deferred Tax Assets, Net, Total	$ 1,054	$ 1,080